Goodwill (Details) - Goodwill [member]	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate	8.00%
Terminal growth rate	2.00%
Impairment loss	$ 0